INVENTORY, NET - Carrying Amount of Inventories (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Inventories [Abstract]
Raw materials and consumables	$ 1,066	$ 1,485
Fuel products	596	850
Work in progress	564	778
RTFO certificates	367	415
Finished goods and other	1,072	1,658
Carrying amount of inventories	$ 3,665	$ 5,186